Financing Activities	12 Months Ended
Dec. 31, 2012
Financing Activities
Financing Activities

5. Financing Activities

        On June 18, 2007, the Company issued promissory notes (the "Notes") totaling $0.2 million to certain investors. The Notes carried an interest rate of 8% per annum. The Notes and related accrued interest expense were converted into Series A Preferred Stock in conjunction with the Initial Closing under the Series A Agreement described below.

        On August 9, 2007, the Company entered into a Series A Preferred Stock Purchase Agreement (the "Series A Agreement") with the holders of the Notes and another investor (the "Series A Investors") which provided for the sale and issuance of the Company's Series A Preferred Stock at a price of $1.00 per share in the following tranches: (a) 9,253,101 shares at closing (the "Initial Closing"), (b) 9,217,243 shares provided that the License Agreement described in Note 6 remained in effect within 10 days of the date of the Series A Agreement (the "First Milestone Event") and (c) 17,319,656 shares upon initiation of a Phase 1b study with respect to any of the assets acquired or licensed under the Product and Technology Agreements entered into by the Company in 2007 described in Note 6. As of December 31, 2007, the Company and the Series A Investors had completed the Initial Closing and the First Milestone Event Closing. On April 14, 2008, the Series A Agreement was amended and established the following tranches for the sale and issuance of Series A Preferred Stock to each of the Series A Investors at $1.00 per share: (a) 6,000,000 shares provided the Collaborative License Agreement referred to above remains in effect on or before April 15, 2008 (the "Second Milestone Event"), (b) 13,000,000 shares upon initiation of a Phase 1b study with respect to any one of the assets (each such asset a "Milestone Asset") identified in the amendment to the Series A Agreement (the "Third Milestone Event"), (c) 4,319,656 shares upon initiation of a Phase 1b study with respect to a Milestone Asset other than the Milestone Asset relating to the Third Milestone Event (the "Fourth Milestone Event"), and (d) 7,000,000 shares upon initiation of a Phase 1b study with respect to a Milestone Asset other than the Milestone Asset relating to the Third Milestone Event or the Fourth Milestone Event (the "Fifth Milestone Event").

        In connection with the issuance of the Notes in June 2007, the Company issued 210,000 warrants to purchase Series A Preferred Stock with an exercise price of $0.01 per share. The warrants expire on June 18, 2017. The warrants provide for proportionate adjustments to be made to the number of shares purchasable and the exercise price payable under the warrants in the event of certain changes to the underlying Series A Preferred Stock, including for subdivisions, combinations and stock dividends.

        The Series A warrants are accounted for as a liability and are marked to market using a hybrid method of an option pricing model and a probability-weighted return methodology. The change in fair value of the Series A warrant liability is recorded within other loss. As of December 31, 2012 and 2011, the value of the Series A warrant liability was $0.5 million and $0.2 million, respectively, as reflected in the accompanying Balance Sheets and the change in the fair value of $0.3 million for the year ended December 31, 2012, was recorded in the Statements of Operations.

        The Company and the Series A Investors closed the Second Milestone Event on April 14, 2008, and closed the Third Milestone Event on September 19, 2008, issuing 6,000,000 and 13,000,000 shares of Series A Preferred Stock, respectively.

        ASC 480, Distinguishing Liabilities from Equity, concluded that these rights for shares in redeemable instruments represent free-standing financial instruments and should be accounted for as liabilities under ASC 480. In accordance with ASC 480, the Company adjusts the carrying value of such rights to their estimated fair value at each reporting date. Pursuant to ASC 480, increases or decreases in the fair value of such rights are recorded in the Statements of Operations.

        The estimated fair value was determined using a valuation model which considers the probability of achieving a milestone, if any, the Company's cost of capital, the estimated period the rights will be outstanding, consideration received for the instrument with the rights, the number of shares to be issued to satisfy the rights and at what price and any changes in the fair value of the underlying instrument to the rights. The recorded liability was fulfilled in May 2009 upon the exercise of the remaining rights by investors. Since such time, there have not been, and there continue not to be, any rights outstanding.

        Upon the closing of an initial public offering in which all of the outstanding shares of the Company's Series A Preferred Stock and Series B Preferred Stock convert into Common Stock, the Company expects to reclassify the warrant liability to additional paid-in capital as a result of the outstanding warrants to purchase shares of Series A Preferred Stock and Series B Preferred Stock becoming, in accordance with their terms, warrants to purchase shares of Common Stock, at a weighted average exercise price of $5.47 per share.

        On September 19, 2008, the Company met the Third Milestone and issued 13,000,000 shares of Series A Preferred Stock at $1.00 per share, resulting in net proceeds to the Company of $13.0 million. As a result of the exercise of certain investor rights, the related liability amounting to $0.3 million was extinguished and recorded as an increase in Preferred Stock.

        On May 6, 2009, the Company met the Fourth Milestone and the Fifth Milestone and issued 11,319,656 shares of Series A Preferred Stock at $1.00 per share, resulting in net proceeds to the Company of $11.3 million. As a result of the exercise of certain investor rights, the related liability amounting to $0.3 million was extinguished and recorded as an increase in Preferred Stock.

        On October 14, 2009, the Series A Agreement was amended to allow for the sale and issuance of up to 3,000,000 additional shares of Series A Preferred Stock at an additional closing.

        Consequently, on October 14, 2009, the Company issued 3,000,000 shares of Series A Preferred Stock to existing Series A stockholders at a price per share of $1.00.

        In connection with the Product and Technology Agreements entered into by the Company (see Note 6), the Company issued on August 9, 2007, 2,000,000 shares of Series A-1 Preferred Stock and 3,000,000 shares of Junior Series A Preferred Stock, with each class of Preferred Stock being recorded at a fair market value of $1.00 per share based on the cash price paid by the Series A Investors for similar shares on the same date.

        In connection with a license agreement entered into by the Company on January 4, 2008 (see Note 6), the Company issued 4,000,000 shares of Series A-1 Preferred Stock. The Series A-1 Preferred Stock was valued at $1.00 per share. Accordingly, the Company charged $4.0 million to research and development expense during the year ended December 31, 2008.

        On December 11, 2009, the Company entered into a Series B Preferred Stock Purchase Agreement (the "Series B Agreement") with the Series A Investors and another investor (the "Series B Investors") which provided for the sale and issuance of the Company's Series B Preferred Stock at a price of $1.00 per share in the following tranches: (a) 15,000,000 shares at closing (the "Initial B Closing") and (b) up to an additional 15,000,000 shares based on the satisfaction of the Second Closing Conditions, as defined in the Series B Agreement.

        On March 1, 2011, the Company met the Second Closing Conditions, as defined in the Series B Agreement, and issued 15,000,000 shares of Series B Preferred Stock at $1.00 per share to the existing holders of Series B Preferred Stock.

        On June 20, 2012 and December 24, 2012, the Company issued secured promissory notes (the "2012 Notes") in the amount of $7.5 million and $4.0 million, respectively, to the same Lender. The 2012 Notes bear interest on the outstanding principal amount thereof from the Closing Date until paid in full at a rate per annum equal to the sum of (i) the greater of (A) the LIBOR Rate in effect for the applicable Interest Period and (B) 3.0%, plus (ii) the LIBOR Rate Margin adjusted on the first day of each Interest Period and fixed for the duration of each such Interest Period.

        In conjunction with the secured promissory note issued on June 20, 2012, the Lender received warrants to purchase 225,000 shares of Series B Preferred Stock with an exercise price of $1.00 per share. The warrants expire on June 20, 2022. In conjunction with the secured promissory note issued on December 24, 2012, the Lender received warrants to purchase 95,200 shares of Series B Preferred Stock with an exercise price of $2.50 per share. The warrants expire on December 24, 2022. The warrants provide for proportionate adjustments to be made to the number of shares purchasable and the exercise price payable under the warrants in the event of certain changes to the underlying Series B Preferred Stock, including for subdivisions, combinations and stock dividends.

        The Series B warrants are accounted for as a liability and are marked to market using a hybrid method of an option pricing model and a probability-weighted return methodology. The change in fair value of the Series B warrant liability is recorded within other loss. As of December 31, 2012, the value of the Series B warrant liability was $0.4 million as reflected in the accompanying Balance Sheet and the change in the fair value of $36 thousand for the year ended December 31, 2012 was recorded in the Statement of Operations.